Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,785,105.87

Principal:
Principal Collections	$14,753,249.36
Prepayments in Full	$8,595,147.27
Liquidation Proceeds	$328,547.86
Recoveries	$9,639.31
Sub Total	$23,686,583.80
Collections	$25,471,689.67

Purchase Amounts:
Purchase Amounts Related to Principal	$308,924.87
Purchase Amounts Related to Interest	$1,412.36
Sub Total	$310,337.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,782,026.90

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,782,026.90
Servicing Fee	$408,499.43	$408,499.43	$0.00	$0.00	$25,373,527.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,373,527.47
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,373,527.47
Interest - Class A-3 Notes	$127,140.51	$127,140.51	$0.00	$0.00	$25,246,386.96
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$25,176,934.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,176,934.46
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$25,139,109.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,139,109.04
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$25,109,291.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,109,291.04
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$25,068,510.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,068,510.54
Regular Principal Payment	$23,146,644.42	$23,146,644.42	$0.00	$0.00	$1,921,866.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,921,866.12
Residual Released to Depositor	$0.00	$1,921,866.12	$0.00	$0.00	$0.00
Total		$25,782,026.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,146,644.42
Total					$23,146,644.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,146,644.42	$55.02	$127,140.51	$0.30	$23,273,784.93	$55.32
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$23,146,644.42	$17.25	$305,016.93	$0.23	$23,451,661.35	$17.48

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$277,397,486.00	0.6593713	$254,250,841.58	0.6043519
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$476,337,486.00	0.3549354	$453,190,841.58	0.3376880

Pool Information
Weighted Average APR	4.261%	4.261%
Weighted Average Remaining Term	36.07	35.25
Number of Receivables Outstanding	32,584	31,784
Pool Balance	$490,199,317.98	$465,927,547.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$476,923,442.86	$453,412,721.88
Pool Factor	0.3621966	0.3442628

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,988,913.21
Yield Supplement Overcollateralization Amount	$12,514,825.22
Targeted Overcollateralization Amount	$12,736,705.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,736,705.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		97	$285,901.52
(Recoveries)		75	$9,639.31
Net Losses for Current Collection Period			$276,262.21
Cumulative Net Losses Last Collection Period			$5,108,020.17
Cumulative Net Losses for all Collection Periods			$5,384,282.38

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.79%	469	$8,348,125.45
61-90 Days Delinquent	0.24%	58	$1,127,617.09
91-120 Days Delinquent	0.07%	15	$306,940.28
Over 120 Days Delinquent	0.11%	26	$502,402.31
Total Delinquent Receivables	2.21%	568	$10,285,085.13

Repossession Inventory:
Repossessed in the Current Collection Period		13	$273,679.46
Total Repossessed Inventory		22	$479,986.01

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7020%
Preceding Collection Period			0.4393%
Current Collection Period			0.6938%
Three Month Average			0.6117%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2540%
Preceding Collection Period			0.2701%
Current Collection Period			0.3115%
Three Month Average			0.2785%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer